Document And Entity Information	Dec. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2025
Entity Registrant Name	PLYMOUTH INDUSTRIAL REIT, INC.
Entity Central Index Key	0001515816
Entity Emerging Growth Company	false
Entity File Number	001-38106
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	27-5466153
Entity Address, Address Line One	20 Custom House Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	340-3814
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PLYM
Security Exchange Name	NYSE